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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number   811-09000
                                  ----------------------------------------------

                                 Oak Value Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


 3100 Tower Boulevard, Suite 700      Durham, North Carolina      27707
--------------------------------------------------------------------------------
           (Address of principal executive offices)             (Zip code)


                               Larry D. Coats, Jr.

Oak Value Capital Management, Inc. 3100 Tower Blvd., Suite 700 Durham, NC 27707
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (919) 419-1900
                                                     ---------------------------

Date of fiscal year end:        June 30, 2008
                          ---------------------------


Date of reporting period:       September 30, 2007
                          ---------------------------


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


OAK VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
   SHARES     COMMON STOCKS -- 99.6%                                 VALUE
--------------------------------------------------------------------------------

              CONSUMER DISCRETIONARY -- 17.2%
    65,500    Apollo Group, Inc. - Class A (a)                   $   3,939,825
   168,245    E.W. Scripps Co. (The) - Class A                       7,066,290
    64,050    Harley Davidson, Inc.                                  2,959,750
   265,525    Office Depot, Inc. (a)                                 5,475,126
    98,262    Viacom, Inc. - Class B (a)                             3,829,270
                                                                 -------------
                                                                    23,270,261
                                                                 -------------
              CONSUMER STAPLES -- 5.0%
   144,800    Cadbury Schweppes PLC - ADR                            6,736,096
                                                                 -------------

              FINANCIALS -- 30.6%
    67,200    AFLAC, Inc.                                            3,833,088
    31,250    Ambac Financial Group, Inc.                            1,965,937
   138,050    American Express Co.                                   8,196,029
    56,450    AON Corp.                                              2,529,525
        83    Berkshire Hathaway, Inc. - Class A (a)                 9,836,330
       863    Berkshire Hathaway, Inc. - Class B (a)                 3,410,576
    67,600    Capital One Financial Corp.                            4,490,668
    87,675    Moody's Corp.                                          4,418,820
    66,350    Willis Group Holdings Ltd.                             2,716,369
                                                                 -------------
                                                                    41,397,342
                                                                 -------------
              HEALTH CARE -- 9.8%
    80,200    Johnson & Johnson                                      5,269,140
    94,450    Medtronic, Inc.                                        5,327,924
    79,775    Omnicare, Inc.                                         2,642,946
                                                                 -------------
                                                                    13,240,010
                                                                 -------------
              INDUSTRIALS -- 13.5%
    79,075    3M Co.                                                 7,399,838
    42,650    United Parcel Services - Class B                       3,203,015
    94,875    United Technologies Corp.                              7,635,540
                                                                 -------------
                                                                    18,238,393
                                                                 -------------
              INFORMATION TECHNOLOGY -- 17.1%
   151,625    eBay, Inc. (a)                                         5,916,407
   136,124    Fidelity National Information Services, Inc.           6,039,822
   177,725    Microsoft Corp.                                        5,235,779
   272,075    Oracle Corp. (a)                                       5,890,424
                                                                 -------------
                                                                    23,082,432
                                                                 -------------
              MATERIALS -- 6.4%
   174,200    E.I. du Pont de Nemours and Co.                        8,633,352
                                                                 -------------


              TOTAL COMMON STOCKS (Cost $103,644,130)            $ 134,597,886
                                                                 -------------

OAK VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
   SHARES     CASH EQUIVALENTS -- 0.5%                               VALUE
--------------------------------------------------------------------------------

  679,092     First American Government Obligations Fund - Class Y
               (Cost $679,092)                                   $     679,092
                                                                 -------------

              TOTAL INVESTMENTS AT VALUE -- 100.1%
               (Cost $104,323,222)                               $ 135,276,978

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)         (162,134)
                                                                 -------------

              NET ASSETS -- 100.0%                               $ 135,114,844
                                                                 =============



         (a) Non-income producing security.

             ADR - American Depositary Receipt


 See accompanying notes to schedule of investments.

OAK VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)


1. SECURITIES VALUATION

The Oak Value Fund's portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. In the event that market quotations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these or other methods. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.



2. SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.



3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2007:

         Cost of portfolio investments           $ 104,340,891
                                                 =============



         Gross unrealized appreciation           $  34,060,821

         Gross unrealized depreciation              (3,124,734)
                                                 -------------

         Net unrealized appreciation             $  30,936,087
                                                 ==============



The difference between the federal income tax cost of portfolio of investments and the financial statement cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.


File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)        Oak Value Trust
             ------------------------------------------------------------




By (Signature and Title)*      /s/ Larry D. Coats, Jr.
                           ----------------------------------------------
                              Larry D. Coats, Jr., President


Date          October 16, 2007
      ------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*      /s/ Larry D. Coats, Jr.
                           ----------------------------------------------
                              Larry D. Coats, Jr., President



Date          October 16, 2007
      -------------------------------------------





By (Signature and Title)*      /s/ Mark J. Seger
                           ----------------------------------------------
                              Mark J. Seger, Treasurer


Date          October 16, 2007
      ----------------------------------------





* Print the name and title of each signing officer under his or her signature.